CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (5,302)	$ (4,484)	$ (9,694)	$ (9,554)
SALES AND MARKETING EXPENSES	(226)	(360)	(482)	(844)
GENERAL AND ADMINISTRATIVE EXPENSES	(949)	(883)	(1,879)	(1,958)
OPERATING LOSS	(6,477)	(5,727)	(12,055)	(12,356)
NON-OPERATING INCOME, NET	1,261	663	921	1,125
FINANCIAL INCOME	171	287	381	462
FINANCIAL EXPENSES	(440)	(11)	(887)	(217)
NET LOSS AND COMPREHENSIVE LOSS	$ (5,485)	$ (4,788)	$ (11,640)	$ (10,986)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.04)	$ (0.05)	$ (0.08)	$ (0.1)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	145,461,598	106,630,704	139,270,178	106,524,332